Annual Fund Operating Expenses - Classes ACS - DWS Massachusetts Tax-Free Fund	Aug. 01, 2021
Class A
Operating Expenses:
Management fee	0.44%
Distribution/service (12b-1) fees	0.25%
Interest expense	0.01%
Other expenses	0.24%
Total other expenses	0.25%
Total annual fund operating expenses	0.94%
Fee waiver/expense reimbursement	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.87%
Class C
Operating Expenses:
Management fee	0.44%
Distribution/service (12b-1) fees	1.00%
Interest expense	0.01%
Other expenses	0.26%
Total other expenses	0.27%
Total annual fund operating expenses	1.71%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.62%
INST Class
Operating Expenses:
Management fee	0.44%
Distribution/service (12b-1) fees	none
Interest expense	0.01%
Other expenses	0.21%
Total other expenses	0.22%
Total annual fund operating expenses	0.66%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.62%
Class S
Operating Expenses:
Management fee	0.44%
Distribution/service (12b-1) fees	none
Interest expense	0.01%
Other expenses	0.30%
Total other expenses	0.31%
Total annual fund operating expenses	0.75%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.62%